Other liabilities - Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other liabilities
Balance on beginning	R$ 111,328	R$ 70,460
New contracts	12,486	52,528
Payments	(29,793)	(29,909)
Accrued interest	43,064	18,249
Balance on ending	R$ 137,085	R$ 111,328